Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

Schedule of Investments

June 30, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.9%
Long-Term Municipal Bonds - 86.9%
Alabama - 0.7%
Southeast Alabama Gas Supply District (The)
(Goldman Sachs Group, Inc. (The))
Series 2018A
5.00%, 4/01/20	$1,250	$1,278,675

Arizona - 1.7%
City of Phoenix Civic Improvement Corp.
5.00%, 7/01/21	420	450,799
Series 2016
5.00%, 7/01/20	2,500	2,592,375

		3,043,174

California - 2.1%
City of Long Beach CA Harbor Revenue
Series 2018A
5.00%, 12/15/20	3,565	3,767,492

Colorado - 0.1%
Centerra Metropolitan District No. 1
Series 2017
2.70%, 12/01/19 (a)(b)	267	267,387

District of Columbia - 0.7%
District of Columbia
(Freedom Forum, Inc. (The))
NATL
6.50%, 8/01/38 (c)	975	975,000
6.60%, 8/01/38 (c)	275	275,000

		1,250,000

Florida - 10.1%
Florida Development Finance Corp.
1.90%, 1/01/49 (Pre-refunded/ETM)	5,440	5,440,707
Florida Development Finance Corp.
(Virgin Trains USA Florida LLC)
6.50%, 1/01/49 (a)(b)	480	466,200
Florida’s Turnpike Enterprise
Series 2017A
5.00%, 7/01/20	1,000	1,036,950
Overoaks Community Development District
Series 2010A-1
6.125%, 5/01/35 (a)	30	30,302
Series 2010A-2
6.125%, 5/01/35 (a)	60	60,671
Seacoast Utility Authority
Series 2016A
5.00%, 3/01/20	1,880	1,926,304
State of Florida
5.00%, 7/01/22	8,485	9,408,338

		18,369,472

Georgia - 1.5%
State of Georgia
Series 2018A

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/20	$2,560	$2,654,848

Illinois - 6.7%
Chicago Board of Education
Series 2017D
5.00%, 12/01/20	1,000	1,036,110
Madison County Community Unit School District No. 7 Edwardsville
BAM Series 2017
4.00%, 12/01/19-12/01/20	3,840	3,924,593
Railsplitter Tobacco Settlement Authority
Series 2017
5.00%, 6/01/22	4,945	5,408,989
State of Illinois
Series 2017D
5.00%, 11/01/21	1,690	1,807,658

		12,177,350

Iowa - 0.5%
Iowa Finance Authority
(Iowa Fertilizer Co. LLC)
3.125%, 12/01/22	1,000	1,011,590

Kentucky - 1.5%
Kentucky Asset Liability Commission
(Commonwealth of Kentucky Fed Hwy Grant)
Series 2015A
5.00%, 9/01/23	1,000	1,136,330
Louisville & Jefferson County Metropolitan Sewer District
Series 2016C
5.00%, 5/15/21	1,470	1,568,975

		2,705,305

Louisiana - 1.4%
Louisiana Public Facilities Authority
(Tulane University)
Series 2016A
5.00%, 12/15/19	2,515	2,554,888

Maryland - 2.5%
County of Baltimore MD
4.00%, 3/19/20	2,335	2,380,463
State of Maryland Department of Transportation
Series 2016
5.00%, 11/01/21	1,930	2,094,783

		4,475,246

Michigan - 6.6%
City of Detroit MI
5.00%, 4/01/20-4/01/23	3,570	3,725,416
City of Detroit MI Sewage Disposal System Revenue
(Great Lakes Water Authority Sewage Disposal System Revenue)
Series 2012A
5.00%, 7/01/20	2,020	2,089,710
AGM Series 2006D

	Principal Amount (000)	U.S. $ Value
2.336% (LIBOR 3 Month + 0.60%), 7/01/32 (d)	$1,530	$1,526,389
NATL Series 2005B
5.50%, 7/01/21	1,690	1,824,068
Michigan Finance Authority
(City of Detroit MI)
Series 2016C
5.00%, 4/01/20	2,690	2,757,600

		11,923,183

Minnesota - 5.2%
City of Minneapolis MN
4.00%, 12/01/20	2,005	2,082,012
State of Minnesota
Series 2009F
5.00%, 8/01/20	2,720	2,829,099
Series 2012A
5.00%, 8/01/19	4,590	4,603,770

		9,514,881

Missouri - 1.3%
Missouri State Environmental Improvement & Energy Resources Authority
Series 2010B
5.00%, 7/01/23 (Pre-refunded/ETM) (a)	2,205	2,325,239

Nebraska - 1.7%
Lancaster County School District 001
Series 2016
5.00%, 1/15/20	2,955	3,013,686

Nevada - 1.6%
Clark County Water Reclamation District
5.00%, 7/01/21	2,765	2,967,757

New Jersey - 3.0%
County of Monmouth NJ
Series 2017
5.00%, 7/15/20	3,325	3,453,279
New Jersey Economic Development Authority
Series 2011G
5.00%, 9/01/20 (Pre-refunded/ETM) (a)	95	98,978
5.00%, 9/01/20 (Pre-refunded/ETM)	1,720	1,792,016
New Jersey Economic Development Authority
(New Jersey Economic Development Authority State Lease)
Series 2011G
5.00%, 9/01/20	95	98,551

		5,442,824

New Mexico - 0.5%
City of Farmington NM
(Southern California Edison Co.)
1.875%, 4/01/29	1,000	997,500

New York - 4.7%
Metropolitan Transportation Authority
Series 2018C

	Principal Amount (000)	U.S. $ Value
5.00%, 9/01/20-9/01/21	$5,585	$5,932,209
Metropolitan Transportation Authority
(Metropolitan Transportation Authority Ded Tax)
Series 2019A
5.00%, 3/01/22	1,555	1,704,140
New York Transportation Development Corp.
(American Airlines, Inc.)
Series 2016
5.00%, 8/01/19	1,000	1,002,340

		8,638,689

North Carolina - 1.0%
State of North Carolina
Series 2013E
5.00%, 5/01/20	1,765	1,819,486

Ohio - 2.6%
Ohio Air Quality Development Authority
(FirstEnergy Generation LLC)
Series 2009C
5.625%, 6/01/19 (a)(e)(f)	210	213,150
State of Ohio
(State of Ohio COP)
Series 2018
5.00%, 9/01/20	4,395	4,582,667

		4,795,817

Oklahoma - 3.2%
Grand River Dam Authority
Series 2010A
5.00%, 6/01/30 (Pre-refunded/ETM)	4,030	4,166,859
Oklahoma County Finance Authority
(Oklahoma County Independent School District No. 52 Midwest City-Del City)
Series 2018
5.00%, 10/01/21	1,500	1,615,260

		5,782,119

Pennsylvania - 4.4%
Allentown Neighborhood Improvement Zone Development Authority
Series 2018
5.00%, 5/01/23 (b)	700	757,659
Commonwealth Financing Authority
(Commonwealth Financing Authority State Lease)
Series 2018
5.00%, 6/01/21	1,535	1,634,314
Pennsylvania Infrastructure Investment Authority
(Pennsylvania Infrastructure Investment Authority SRF)
Series 2018A
5.00%, 1/15/21	4,390	4,640,362
Philadelphia Authority for Industrial Development
(City of Philadelphia PA)
Series 2018
5.00%, 5/01/23	800	898,992
Philadelphia Authority for Industrial Development
(LLPCS Foundation)

	Principal Amount (000)	U.S. $ Value
Series 2005A
4.60%, 7/01/15 (a)(e)(f)(g)	$65	$650

		7,931,977

Tennessee - 1.1%
County of Shelby TN
Series 2019B
5.00%, 4/01/21	1,910	2,033,023

Texas - 3.6%
Cypress-Fairbanks Independent School District
Series 2016
5.00%, 2/15/20	4,000	4,091,720
Texas Transportation Commission State Highway Fund
Series 2015
5.00%, 10/01/23	2,150	2,474,349

		6,566,069

Virginia - 3.6%
County of Henrico VA
Series 2018
5.00%, 8/01/20	4,405	4,583,622
Virginia Resources Authority
(Virginia Resources Authority SRF)
Series 2010A
5.00%, 10/01/19	1,935	1,952,899

		6,536,521

Washington - 10.9%
Energy Northwest
(Bonneville Power Administration)
Series 2012A
5.00%, 7/01/19	5,835	5,835,000
King County School District No. 415 Kent
Series 2017
5.00%, 12/01/20	4,530	4,763,340
State of Washington
Series 20102
5.00%, 2/01/31 (Pre-refunded/ETM)	2,325	2,375,243
Series 2017D
5.00%, 2/01/20	1,380	1,409,670
University of Washington
Series 2018
5.00%, 4/01/21	5,055	5,380,593

		19,763,846

Wisconsin - 2.4%
State of Wisconsin
Series 2015C
5.00%, 5/01/22	3,985	4,393,941

Total Long-Term Municipal Bonds (cost $156,958,254)		158,001,985

	Principal Amount (000)	U.S. $ Value
Short-Term Municipal Notes - 12.0%
Nebraska - 4.2%
Hospital Authority No.1 of Lancaster County
(BryanLGH Medical Center)
1.92%, 6/01/31 (h)	$7,500	$7,500,000

New York - 2.8%
New York State Thruway Authority
(New York State Thruway Authority Gen Toll Road)
4.00%, 2/01/20	5,060	5,086,413

Texas - 5.0%
State of Texas
Series 2018
4.00%, 8/29/19	6,345	6,369,555
5.00%, 8/01/19	2,755	2,763,210

		9,132,765

Total Short-Term Municipal Notes (cost $21,713,763)		21,719,178

Total Municipal Obligations (cost $178,672,017)		179,721,163

	Shares
SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.33% (i)(j)(k) (cost $411,206)	411,206	411,206

Total Investments - 99.1% (cost $179,083,223) (l)		180,132,369
Other assets less liabilities - 0.9%		1,721,047

Net Assets - 100.0%		$181,853,416

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD 3,850	6/17/21	3 Month LIBOR	1.907%	Quarterly/Semi-Annual	$6,320	$	– 0	–	$6,320

CENTRALLY CLEARED INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC	USD	2,440	6/17/24	1.760%	CPI	#	Maturity	$2,325

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	9,000	8/24/20	2.168%	CPI	#	Maturity	$(101,696)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate market value of these securities amounted to $1,491,246 or 0.8% of net assets.

(c)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2019 and the aggregate market value of these securities amounted to $1,250,000 or 0.69% of net assets.

(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2019.
(e)	Non-income producing security.
(f)	Defaulted matured security.
(g)	Illiquid security.
(h)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.
(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)

As of June 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,110,526 and gross unrealized depreciation of investments was $(154,431), resulting in net unrealized appreciation of $956,095.

As of June 30, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.7% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
COP	-	Certificate of Participation

ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

June 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2019:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$154,539,408		$3,462,577		$158,001,985
Short-Term Municipal Notes		– 0	–	21,719,178		– 0	–	21,719,178
Investment Companies		411,206		– 0	–	– 0	–	411,206

Total Investments in Securities		411,206		176,258,586		3,462,577		180,132,369
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	8,645		– 0	–	8,645
Liabilities:
Inflation (CPI) Swaps		– 0	–	(101,696)		– 0	–	(101,696)

Total		$411,206		$176,165,535		$3,462,577		$180,039,318

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/18	$3,146,677		$3,146,677
Accrued discounts/(premiums)	(52,568)		(52,568)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	44,576		44,576
Purchases	558,892		558,892
Sales	(235,000)		(235,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/19	$3,462,577		$3,462,577

Net change in unrealized appreciation/depreciation from investments held as of 6/30/19	$44,617		$44,617

As of June 30, 2019, all Level 3 securities were priced by third party vendors.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2019 is as follows:

Fund	Market Value 9/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,754	$95,165	$96,508	$411	$52